Consolidated Statements of Changes in Equity (Parentheticals) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Equity	$ 32,307	$ 31,710
Cumulative translation adjustments
Equity	(94)	(95)
Additional paid-in capital
Equity	$ 1,911	$ 2,002